Employee Retirement and Severance Benefits (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ (27,996)	¥ 95,723	¥ 11,662
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	(15,771)	53,076	9,519
Current year prior service credit	1,149	(4,734)
Amortization of actuarial loss	(14,220)	(10,944)	(10,402)
Amortization of prior service credit	12,860	13,230	12,592
Curtailments and settlements	19
Defined benefit plan, other comprehensive income loss adjustment before tax	(15,963)	50,628	11,709
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	(5,300)	47,365	6,302
Current year prior service credit	(1,069)		(2,655)
Amortization of actuarial loss	(5,747)	(2,185)	(3,839)
Amortization of prior service credit	83	(85)	145
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ (12,033)	¥ 45,095	¥ (47)